SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets, fair value	$ 0
Allowance for doubtful accounts	0	$ 0
Write downs for obsolete finished goods	20,000.00	0
Impairment loss on goodwill			$ 475,003
Impairment of long-lived assets	$ 0	$ 0
Potentially dilutive ordinary shares	0	0
U.S. Tax Reform [Member]
Effective federal statutory tax rate	21.00%
Income tax examination, description	The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017
People's Republic of China [Member]
Effective federal statutory tax rate	25.00%	25.00%